Document and Entity Information	Jan. 27, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	System1, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39331
Entity Tax Identification Number	98-1531250
Entity Address, Address Line One	4235 Redwood Avenue
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90066
City Area Code	310
Local Phone Number	924-6037
Entity Information, Former Legal or Registered Name	Trebia Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001805833
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	41 Madison Avenue
Entity Address, Address Line Two	Suite 2020
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
Class A ordinary shares [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common stock, $0.0001 par value per share
Trading Symbol	SST
Security Exchange Name	NYSE
Warrants [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A common stock share at an exercise price of $11.50 per share
Trading Symbol	SST.WS
Security Exchange Name	NYSE